Contingent liabilities and legal proceedings	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities and legal proceedings	Contingent liabilities and legal proceedings
Contingent liabilities
There were contingent liabilities at 31 December 2021 in respect of guarantees and indemnities entered into as part of the ordinary course of the group’s business. No material losses are likely to arise from such contingent liabilities. Further information on financial guarantees is included in Note 28.
In the normal course of the group’s business, bp group entities are subject to legal and regulatory proceedings arising out of current and past operations, including matters related to commercial disputes, product liability, antitrust, commodities trading, premises-liability claims, consumer protection, general health, safety, climate change and environmental claims and allegations of exposures of third parties to toxic substances, such as lead pigment in paint, asbestos and other chemicals. The amounts claimed could be significant and could be material to the group’s results of operations, financial position or liquidity. While it is difficult to predict the ultimate outcome in some cases, bp expects that the impact of current legal and regulatory proceedings on the group‘s results of operations, liquidity or financial position will not be material.
The group files tax returns in many jurisdictions across the world. Various tax authorities are currently examining these returns, which contain matters that could be subject to differing interpretations of applicable tax laws and regulations. The resolution of tax positions through negotiations with relevant tax authorities, or through litigation, can take several years to complete and the amounts could be significant and could, in aggregate, be material to the group’s results of operations, financial position or liquidity. While it is difficult to predict the ultimate outcome in some cases, bp does not expect there to be any material impact upon the group‘s results of operations, financial position or liquidity.
32. Contingent liabilities and legal proceedings – continued
The group is subject to numerous national and local health, safety and environmental laws and regulations concerning its products, operations and other activities. These laws and regulations may require the group to take future action to remediate the effects on the environment of prior disposal or release of chemicals or petroleum substances by the group or other parties. Such contingencies may exist for various sites including refineries, chemical plants, oil fields, commodities extraction sites, service stations, terminals and waste disposal sites. In addition, the group may have obligations relating to prior asset sales or closed facilities. The ultimate requirement for remediation and its costs are inherently difficult to estimate. However, the estimated cost of environmental obligations has been provided in these accounts in accordance with the group‘s accounting policies. While the amounts of future possible costs that are not provided for could be significant and material to the group‘s results of operations in the period in which they are recognized, it is not possible to estimate the amounts involved. bp does not expect these costs to have a material impact on the group’s results of operations, financial position or liquidity.
If production and manufacturing facilities and pipelines are sold to third parties and the subsequent owner is unable to meet their decommissioning obligations it is possible that, in certain circumstances, bp could be partially or wholly responsible for decommissioning. The group estimates that for production facilities, approximately $13 billion of associated decommissioning obligations were previously transferred to third parties. While the amounts associated with decommissioning provisions reverting to the group could be material, bp is not currently aware of any such material cases that have a greater than remote chance of reverting to the group. In one current case the owner of facilities has agreed to relinquish all of its assets to the U.S. government upon liquidation to resolve the outstanding liability. It is considered possible that certain decommissioning costs associated with some of these facilities in relation to assets previously disposed may in the future revert to bp; however, no provision has been recognized as no present obligation exists at the balance sheet date. Should the obligation revert, it is not expected to have a material impact on the group's financial position. Furthermore, as described in Provisions and contingencies within Note 1, decommissioning provisions associated with customers & products facilities are not generally recognized as the potential obligations cannot be measured given their indeterminate settlement dates.
By their nature, it is not practicable to estimate the potential financial impact or possible timing of the above contingencies as there are significant uncertainties that are dependent on various factors that are not within the group’s control.
Contingent liabilities related to the Gulf of Mexico oil spill
For information on legal proceedings relating to the Deepwater Horizon oil spill, see Legal proceedings below. Any outstanding Deepwater Horizon related claims are not expected to have a material impact on the group's financial performance.
Legal proceedings
Proceedings relating to the Deepwater Horizon oil spill
Introduction
BP Exploration & Production Inc. (BPXP) was lease operator of Mississippi Canyon, Block 252 in the Gulf of Mexico, where the semi-submersible rig Deepwater Horizon was deployed at the time of the 20 April 2010 explosion and fire and resulting oil spill (the Incident). Lawsuits and claims arising from the Incident were brought principally in US federal and state courts. The remaining proceedings arising from the Incident are discussed below.
Economic and Property Damages Settlement
Following orders issued by United States District Court for the Eastern District of Louisiana on 22 January 2021, the claims administrator pursuant to the settlement programme which was established by the Economic and Property Damages Settlement has completed post-closure administrative wind down activities and the administration website has been closed.
Medical Benefits Class Action Settlement
In 2012 the Medical Benefits Class Action Settlement (Medical Settlement) was entered into with the plaintiffs steering committee. It involves payments to qualifying class members based on a matrix for certain Specified Physical Conditions (SPCs), as well as a 21-year Periodic Medical Consultation Program (PMCP) for qualifying class members. All SPC claims have been determined by the medical claims administrator. In total, 27,603 claims (comprising 22,833 SPC claims and 4,770 PMCP claims) have been approved for compensation totalling approximately $67 million and 9,624 claims have been denied.
The Medical Settlement also includes an exclusive remedy provision regarding class members pursuing exposure-based personal injury claims for later-manifested physical conditions (LMPCs). In order to seek compensation from bp for an LMPC, class members must file a notice with the medical claims administrator within four years after the date of first diagnosis of the LMPC. As of 31 December 2021, there were 199 pending lawsuits brought by class members claiming LMPCs.
Other civil complaints – economic loss
All but one of the economic loss and property damage claims from individuals and businesses that either opted out of the EPD Settlement and/or were excluded from that settlement have been settled or dismissed.
One appeal remains pending before the Fifth Circuit by a plaintiff whose economic loss claims were dismissed by an August 2021 order from the federal district court in New Orleans that granted bp’s motion for summary judgment.
Other civil complaints – personal injury
The vast majority of post-explosion clean-up, medical monitoring and personal injury claims from individuals that either opted out of the Medical Settlement and/or were excluded from that settlement have been dismissed.
In early April 2021, the federal district court in New Orleans severed nearly all of the remaining post-explosion clean-up, medical monitoring and personal injury cases from the consolidated multi-district proceedings. Of those severed cases, 19 are pending before other federal courts in Gulf Coast States, and the remaining 777 cases have been re-allotted among the judges of the federal district court in the Eastern District of Louisiana. 9 post-explosion clean-up, medical monitoring and personal injury cases will remain in the consolidated multi-district proceedings until plaintiffs have complied with the court’s pre-trial orders, after which they will be severed from the consolidated multi-district proceedings.
32. Contingent liabilities and legal proceedings – continued
Non-US government lawsuits
On 18 October 2012, a group of Mexican fishermen filed a class action complaint in a Mexican Federal District Court located in Mexico City against BP America Production Company (BPAPC) and other bp subsidiaries, seeking to recover for alleged environmental and economic harm in Mexico as a result of the Incident. On 27 June 2018, bp answered the complaint by seeking dismissal on various grounds including that no oil reached Mexican waters or land and there was no economic or environmental harm in Mexico. There has been no subsequent material development in these proceedings.
On 3 December 2015 and 29 March 2016, Acciones Colectivas de Sinaloa (ACS) filed two class actions (which have since been consolidated) in a Mexican Federal District Court on behalf of any person or entity harmed by the Incident, including several coastal Mexican states and municipalities against BPXP, BPAPC, and other purported bp subsidiaries. In these class actions, plaintiffs seek an order requiring the bp defendants to repair the damage to the Gulf of Mexico, to pay penalties, and to compensate plaintiffs for damage to property, to health and for economic loss. BPXP and BPAPC opposed class certification and sought dismissal, principally on the basis that no oil reached Mexican waters or land and there was no economic or environmental harm in Mexico. The court certified the class on 25 September 2019 and bp appealed that decision including by way of constitutional challenge. That challenge was denied on 8 October 2020 and on 18 January 2021, bp’s appeal of that ruling was also denied. On 27 December 2019, the court issued an order on class notification procedures. On 2 January 2020, ACS moved for reconsideration of the order on class notification procedures, which was denied on 26 October 2021. On 22 November 2021, ACS filed a constitutional challenge to the notice ruling. A decision on the constitutional challenge is pending.
These legal actions remain at a relatively early stage and while it is not possible to predict the outcome, bp believes that it has valid defences, and it intends to defend such actions vigorously.
Other legal proceedings
FERC and CFTC matters
Following an investigation by the US Federal Energy Regulatory Commission (FERC) and the US Commodity Futures Trading Commission (CFTC) of several bp entities, the Administrative Law Judge of the FERC ruled on 13 August 2015 that bp manipulated the market by selling next-day, fixed price natural gas at Houston Ship Channel in 2008 in order to suppress the Gas Daily index and benefit its financial position. On 11 July 2016 the FERC issued an Order affirming the initial decision and directing bp to pay a civil penalty of $20.16 million and to disgorge $207,169 in unjust profits. On 10 August 2016, bp filed a request for rehearing with the FERC. On 17 December 2020, the FERC denied the rehearing request, sustaining the prior decision and ordering payment of the penalty and disgorgement amounts. bp has complied with the order but strongly disagrees with the FERC’s decision and filed an appeal with the US Court of Appeals. Oral arguments were heard by the Fifth Circuit in early 2022 and a decision is expected later this year.
Lead paint matters
Since 1987, Atlantic Richfield Company (Atlantic Richfield), a subsidiary« of bp, has been named as a co-defendant in numerous lawsuits brought in the US alleging injury to persons and property caused by lead pigment in paint. The majority of the lawsuits have been abandoned or dismissed against Atlantic Richfield. Atlantic Richfield is named in these lawsuits as alleged successor to International Smelting and Refining and another company that manufactured lead pigment during the period 1920-1946. The plaintiffs include individuals and governmental entities. Several of the lawsuits purport to be class actions. The lawsuits seek various remedies including compensation to lead-poisoned children, cost to find and remove lead paint from buildings, medical monitoring and screening programmes, public warning and education of lead hazards, reimbursement of government healthcare costs and special education for lead-poisoned citizens and punitive damages. No lawsuit against Atlantic Richfield has been settled nor has Atlantic Richfield been subject to a final adverse judgment in any proceeding. The amounts claimed and, if such suits were successful, the costs of implementing the remedies sought in the various cases could be substantial. While it is not possible to predict the outcome of these legal actions, Atlantic Richfield believes that it has valid defences. It intends to defend such actions vigorously and believes that the incurrence of liability is remote. Consequently, bp believes that the impact of these lawsuits on the group’s results, financial position or liquidity will not be material.
Climate change
BP p.l.c., BP America Inc. and BP Products North America Inc. are co-defendants with other oil and gas companies in multiple lawsuits brought in various state and federal courts on behalf of various governmental and private parties. The lawsuits generally assert claims under a variety of legal theories seeking to hold the defendant companies responsible for impacts allegedly caused by and/or relating to climate change. Underlying many of the legal theories are allegations regarding deceptive communication and disinformation to the public. The lawsuits seek remedies including payment of money and other forms of equitable relief. If such suits were successful, the cost of the remedies sought in the various cases could be substantial. All of these lawsuits remain at relatively early stages and while it is not possible to predict the outcome of these legal actions, bp believes that it has valid defences, and it intends to defend such actions vigorously.
Louisiana Coastal restoration
Six coastal parishes and the State of Louisiana have filed over 40 separate lawsuits in state courts in Louisiana against various oil and gas companies seeking damages for coastal erosion. bp entities are defendants in 17 of these cases. The lawsuits allege that the defendants' historical operations in oil fields within the Louisiana onshore coastal zone failed to comply with state permits and/or were conducted without the required coastal use permits. The plaintiffs seek unspecified statutory penalties and damages, including the costs of restoring coastal wetlands allegedly impacted by oil field operations.
In addition, four private landowners have filed separate claims in the state courts in Jefferson and Plaquemines Parishes of Louisiana for restoration damages related to alleged impacts to their marshlands associated with historic oil field operations. bp entities are defendants in two of these private landowner cases.
All of these lawsuits remain at relatively early stages and while it is not possible to predict the outcome of these legal actions, bp believes that it has valid defences, and it intends to defend such actions vigorously.